Other payables - Lender warrants (Details)	12 Months Ended
	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($) shares	Dec. 31, 2021 $ / shares	May 17, 2019 shares
Disclosure of detailed information about borrowings [line items]
Value of warrants | $	$ 348,187	$ 250,891
Warrants issued	0		112,909
Number of shares each warrant converts into					1
New Credit Facility
Disclosure of detailed information about borrowings [line items]
Percentage of additional lender warrants required to be issues	3.00%
Number of days considered for determining average closing price of common shares on toronto stock exchange	10 days
Lender Warrants
Disclosure of detailed information about borrowings [line items]
Value of warrants | $	$ 44,997	250,891
Warrants issued	51,307
Number of shares each warrant converts into	1
Exercise price of warrant | $ / shares				$ 11.20
Change in fair value of the lender warrants | $	$ 205,894	$ 0	$ 0